Other Assets - Summary of Other Assets (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Reduced asset due to reduction of revenues	$ 200	$ 67
Percentage of retained the transacted volume	90.00%
Agreement
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Agreed to pay merchant in exchange of a minimum amount of revenue	$ 360	$ 400